Distribution Date:	08/17/26	Benchmark 2021-B26 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-B26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	9-13		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	14-15		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	18		Attention: Stacey Ciarlanti		samnotice@situs.com
Historical Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		Attention: BMARK 2021-B26 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 1	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trust Directing Holder	ES Ventures Holding, Inc.
Interest Shortfall Detail - Collateral Level	27
			CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
Supplemental Notes	28
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		Loan-Specific Directing	Prima Mortgage Investment Trust, LLC c/o Prima Capital Advisors
		Holder	LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163EAY1	0.747000%	3,919,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08163EAZ8	1.957000%	41,799,000.00	0.05	0.01	0.00	0.00	0.00	0.01	0.04	31.56%	30.00%
A-SB	08163EBB0	2.256000%	5,941,000.00	5,649,787.89	141,492.39	10,621.60	0.00	0.00	152,113.99	5,508,295.50	31.56%	30.00%
A-3	08163EBA2	2.391000%	145,456,000.00	145,456,000.00	0.00	289,821.08	0.00	0.00	289,821.08	145,456,000.00	31.56%	30.00%
A-4	08163EBC8	2.295000%	143,600,000.00	143,600,000.00	0.00	274,635.00	0.00	0.00	274,635.00	143,600,000.00	31.56%	30.00%
A-5	08163EBD6	2.613000%	313,195,000.00	313,195,000.00	0.00	681,982.11	0.00	0.00	681,982.11	313,195,000.00	31.56%	30.00%
A-M	08163EBF1	2.825000%	84,074,000.00	84,074,000.00	0.00	197,924.21	0.00	0.00	197,924.21	84,074,000.00	22.09%	21.00%
B	08163EBG9	2.664785%	39,702,000.00	39,702,000.00	0.00	88,164.43	0.00	0.00	88,164.43	39,702,000.00	17.62%	16.75%
C	08163EBH7	2.963535%	42,037,000.00	42,037,000.00	0.00	103,815.12	0.00	0.00	103,815.12	42,037,000.00	12.89%	12.25%
D	08163EAH8	2.000000%	29,193,000.00	29,193,000.00	0.00	48,655.00	0.00	0.00	48,655.00	29,193,000.00	9.60%	9.13%
E	08163EBL8	2.000000%	23,353,000.00	23,353,000.00	0.00	38,921.67	0.00	0.00	38,921.67	23,353,000.00	6.97%	6.63%
F	08163EAL9	1.957285%	19,851,000.00	19,851,000.00	0.00	32,378.39	0.00	0.00	32,378.39	19,851,000.00	4.73%	4.50%
G	08163EAN5	1.957285%	9,342,000.00	9,342,000.00	0.00	15,237.47	0.00	0.00	15,237.47	9,342,000.00	3.68%	3.50%
H	08163EBM6	1.957285%	9,342,000.00	9,342,000.00	0.00	15,237.47	0.00	0.00	15,237.47	9,342,000.00	2.63%	2.50%
J*	08163EAQ8	1.957285%	23,353,961.00	23,353,961.00	0.00	38,091.98	0.00	0.00	38,091.98	23,353,961.00	0.00%	0.00%
VRR Interest	08163EAV7	3.457285%	49,166,209.00	46,744,671.50	7,446.97	134,674.73	0.00	0.00	142,121.70	46,737,224.53	0.00%	0.00%
S	08163EAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163EAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			983,324,170.00	934,893,420.44	148,939.37	1,970,160.26	0.00	0.00	2,119,099.63	934,744,481.07

X-A	08163EBE4	0.934100%	737,984,000.00	691,974,787.94	0.00	538,644.63	0.00	0.00	538,644.63	691,833,295.54
X-B	08163EBJ3	0.638858%	81,739,000.00	81,739,000.00	0.00	43,516.34	0.00	0.00	43,516.34	81,739,000.00
X-D	08163EAX3	1.457285%	52,546,000.00	52,546,000.00	0.00	63,812.10	0.00	0.00	63,812.10	52,546,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163EAB1	1.500000%	19,851,000.00	19,851,000.00	0.00	24,813.75	0.00	0.00	24,813.75	19,851,000.00
X-G	08163EAD7	1.500000%	9,342,000.00	9,342,000.00	0.00	11,677.50	0.00	0.00	11,677.50	9,342,000.00
X-H	08163EAF2	1.500000%	32,695,961.00	32,695,961.00	0.00	40,869.95	0.00	0.00	40,869.95	32,695,961.00
Notional SubTotal			934,157,961.00	888,148,748.94	0.00	723,334.27	0.00	0.00	723,334.27	888,007,256.54

Deal Distribution Total					148,939.37	2,693,494.53	0.00	0.00	2,842,433.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163EAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08163EAZ8	0.00000120	0.00000024	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000024	0.00000096
A-SB	08163EBB0	950.98264434	23.81625821	1.78784716	0.00000000	0.00000000	0.00000000	0.00000000	25.60410537	927.16638613
A-3	08163EBA2	1,000.00000000	0.00000000	1.99250000	0.00000000	0.00000000	0.00000000	0.00000000	1.99250000	1,000.00000000
A-4	08163EBC8	1,000.00000000	0.00000000	1.91250000	0.00000000	0.00000000	0.00000000	0.00000000	1.91250000	1,000.00000000
A-5	08163EBD6	1,000.00000000	0.00000000	2.17749999	0.00000000	0.00000000	0.00000000	0.00000000	2.17749999	1,000.00000000
A-M	08163EBF1	1,000.00000000	0.00000000	2.35416669	0.00000000	0.00000000	0.00000000	0.00000000	2.35416669	1,000.00000000
B	08163EBG9	1,000.00000000	0.00000000	2.22065463	0.00000000	0.00000000	0.00000000	0.00000000	2.22065463	1,000.00000000
C	08163EBH7	1,000.00000000	0.00000000	2.46961296	0.00000000	0.00000000	0.00000000	0.00000000	2.46961296	1,000.00000000
D	08163EAH8	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	08163EBL8	1,000.00000000	0.00000000	1.66666681	0.00000000	0.00000000	0.00000000	0.00000000	1.66666681	1,000.00000000
F	08163EAL9	1,000.00000000	0.00000000	1.63107098	0.00000000	0.00000000	0.00000000	0.00000000	1.63107098	1,000.00000000
G	08163EAN5	1,000.00000000	0.00000000	1.63107151	0.00000000	0.00000000	0.00000000	0.00000000	1.63107151	1,000.00000000
H	08163EBM6	1,000.00000000	0.00000000	1.63107151	0.00000000	0.00000000	0.00000000	0.00000000	1.63107151	1,000.00000000
J	08163EAQ8	1,000.00000000	0.00000000	1.63107149	0.00000000	0.52778884	0.00000000	0.00000000	1.63107149	1,000.00000000
VRR Interest	08163EAV7	950.74793137	0.15146521	2.73917255	0.00000000	0.01319443	0.00000000	0.00000000	2.89063775	950.59646616
S	08163EAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163EAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163EBE4	937.65554259	0.00000000	0.72988660	0.00000000	0.00000000	0.00000000	0.00000000	0.72988660	937.46381431
X-B	08163EBJ3	1,000.00000000	0.00000000	0.53238160	0.00000000	0.00000000	0.00000000	0.00000000	0.53238160	1,000.00000000
X-D	08163EAX3	1,000.00000000	0.00000000	1.21440452	0.00000000	0.00000000	0.00000000	0.00000000	1.21440452	1,000.00000000
X-F	08163EAB1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	08163EAD7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08163EAF2	1,000.00000000	0.00000000	1.24999996	0.00000000	0.00000000	0.00000000	0.00000000	1.24999996	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	10,621.60	0.00	10,621.60	0.00	0.00	0.00	10,621.60	0.00
A-3	07/01/26 - 07/30/26	30	0.00	289,821.08	0.00	289,821.08	0.00	0.00	0.00	289,821.08	0.00
A-4	07/01/26 - 07/30/26	30	0.00	274,635.00	0.00	274,635.00	0.00	0.00	0.00	274,635.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	681,982.11	0.00	681,982.11	0.00	0.00	0.00	681,982.11	0.00
X-A	07/01/26 - 07/30/26	30	0.00	538,644.63	0.00	538,644.63	0.00	0.00	0.00	538,644.63	0.00
X-B	07/01/26 - 07/30/26	30	0.00	43,516.34	0.00	43,516.34	0.00	0.00	0.00	43,516.34	0.00
X-D	07/01/26 - 07/30/26	30	0.00	63,812.10	0.00	63,812.10	0.00	0.00	0.00	63,812.10	0.00
X-F	07/01/26 - 07/30/26	30	0.00	24,813.75	0.00	24,813.75	0.00	0.00	0.00	24,813.75	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,677.50	0.00	11,677.50	0.00	0.00	0.00	11,677.50	0.00
X-H	07/01/26 - 07/30/26	30	0.00	40,869.95	0.00	40,869.95	0.00	0.00	0.00	40,869.95	0.00
A-M	07/01/26 - 07/30/26	30	0.00	197,924.21	0.00	197,924.21	0.00	0.00	0.00	197,924.21	0.00
B	07/01/26 - 07/30/26	30	0.00	88,164.43	0.00	88,164.43	0.00	0.00	0.00	88,164.43	0.00
C	07/01/26 - 07/30/26	30	0.00	103,815.12	0.00	103,815.12	0.00	0.00	0.00	103,815.12	0.00
D	07/01/26 - 07/30/26	30	0.00	48,655.00	0.00	48,655.00	0.00	0.00	0.00	48,655.00	0.00
E	07/01/26 - 07/30/26	30	0.00	38,921.67	0.00	38,921.67	0.00	0.00	0.00	38,921.67	0.00
F	07/01/26 - 07/30/26	30	0.00	32,378.39	0.00	32,378.39	0.00	0.00	0.00	32,378.39	0.00
G	07/01/26 - 07/30/26	30	0.00	15,237.47	0.00	15,237.47	0.00	0.00	0.00	15,237.47	0.00
H	07/01/26 - 07/30/26	30	0.00	15,237.47	0.00	15,237.47	0.00	0.00	0.00	15,237.47	0.00
J	07/01/26 - 07/30/26	30	12,325.96	38,091.97	0.00	38,091.97	0.00	0.00	0.00	38,091.98	12,325.96
VRR Interest	07/01/26 - 07/30/26	30	648.72	134,674.73	0.00	134,674.73	0.00	0.00	0.00	134,674.73	648.72
Totals			12,974.68	2,693,494.52	0.00	2,693,494.52	0.00	0.00	0.00	2,693,494.53	12,974.68

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,842,433.90	Beginning Reserve Account Balance	0.00
Non-VRR Aggregate Available Funds	2,700,312.18	Deposit Amount	0.00
VRR Aggregate Available Funds	142,121.70	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,708,232.00	Master Servicing Fee	6,815.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,102.26
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	402.52
ARD Interest	0.00	Operating Advisor Fee	1,416.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,708,232.00	Total Fees	14,737.51

Principal		Expenses/Reimbursements
Scheduled Principal	148,939.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	148,939.37	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,693,494.53
Borrower Option Extension Fees	0.00	Principal Distribution	148,939.37
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,842,433.90
Total Funds Collected	2,857,171.37	Total Funds Distributed	2,857,171.41
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	934,893,421.32	934,893,421.32	Beginning Certificate Balance	934,893,420.44
(-) Scheduled Principal Collections	148,939.37	148,939.37	(-) Principal Distributions	148,939.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	934,744,481.95	934,744,481.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	934,903,996.37	934,903,996.37	Ending Certificate Balance	934,744,481.07
Ending Actual Collateral Balance	934,807,456.45	934,807,456.45

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.88)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.88)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	8	44,105,744.30	4.72%	57	3.9069	2.530900	1.49 or less	1	37,200,000.00	3.98%	57	3.6230	1.380000
7,500,000 to 14,999,999		11	134,855,000.00	14.43%	56	3.6715	2.466989	1.50 to 1.74	2	18,648,771.17	2.00%	56	4.2659	1.689095
15,000,000 to 24,999,999		8	155,249,520.00	16.61%	52	3.2592	3.069185	1.75 to 2.49	17	471,290,106.30	50.42%	45	3.3167	2.173974
25,000,000 to 49,999,999		10	352,534,217.65	37.71%	50	3.4824	2.510405	2.50 to 3.49	14	310,610,604.48	33.23%	50	3.3663	2.699056
	50,000,000 or greater	3	248,000,000.00	26.53%	38	2.9976	2.313387	3.50 and greater	6	96,995,000.00	10.38%	54	3.3138	4.472015
	Totals	40	934,744,481.95	100.00%	48	3.3640	2.545644	Totals	40	934,744,481.95	100.00%	48	3.3640	2.545644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	7,081,003.08	0.76%	26	3.3367	1.933679	Totals	125	934,744,481.95	100.00%	48	3.3640	2.545644
Arizona	1	6,332,423.69	0.68%	57	3.8800	1.940000
									Property Type³
Arkansas	3	2,009,748.41	0.22%	21	3.3300	1.800000
California	6	179,937,584.57	19.25%	52	3.3004	2.448865		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	25,000,000.00	2.67%	57	3.3300	2.150000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	69,138,406.82	7.40%	57	3.5493	2.995752	Industrial	47	260,380,730.04	27.86%	39	3.2466	2.449773
Georgia	24	60,567,779.83	6.48%	41	3.1547	2.405147	Lodging	1	20,000,000.00	2.14%	43	3.1390	4.740000
Illinois	1	3,214,011.17	0.34%	57	3.3750	2.700000	Mixed Use	1	16,000,000.00	1.71%	57	3.3910	2.630000
Kentucky	11	12,378,223.19	1.32%	21	3.3300	1.800000	Multi-Family	11	64,469,833.60	6.90%	57	3.7855	2.134978
Louisiana	2	3,142,894.82	0.34%	57	3.3750	2.700000	Office	17	389,152,497.99	41.63%	51	3.2774	2.434045
Michigan	1	10,694,051.00	1.14%	21	3.7720	2.640000	Other	1	13,200,000.00	1.41%	56	4.2300	1.730000
Mississippi	3	2,260,966.97	0.24%	21	3.3300	1.800000	Retail	38	110,774,280.83	11.85%	50	3.4352	3.186165
New Mexico	2	7,000,000.00	0.75%	57	3.8000	3.240000	Self Storage	9	60,767,139.53	6.50%	57	3.7236	2.371927
New York	17	200,019,833.60	21.40%	57	3.6429	2.759730	Totals	125	934,744,481.95	100.00%	48	3.3640	2.545644
North Carolina	1	6,800,000.00	0.73%	57	3.6600	2.300000
Ohio	4	14,708,364.75	1.57%	28	3.6316	2.521827
Oklahoma	1	2,369,905.00	0.25%	57	3.3750	2.700000
Oregon	1	10,000,000.00	1.07%	57	3.5600	1.910000
Pennsylvania	6	57,176,013.65	6.12%	50	3.6919	2.598505
South Carolina	1	1,029,558.73	0.11%	57	3.3750	2.700000
Tennessee	12	55,237,990.17	5.91%	40	3.1056	3.414068
Texas	5	13,706,531.29	1.47%	57	3.7957	2.299966
Virginia	10	86,470,000.66	9.25%	36	2.9739	1.978283
Washington	1	93,000,000.00	9.95%	44	3.0048	2.390000
West Virginia	1	5,469,190.59	0.59%	20	2.4838	2.430000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.4990% or less	16	502,410,701.08	53.75%	43	3.0424	2.783544	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 4.2499%	23	426,885,009.70	45.67%	54	3.7299	2.277851	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% or greater	1	5,448,771.17	0.58%	57	4.3530	1.590000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	934,744,481.95	100.00%	48	3.3640	2.545644	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	40	934,744,481.95	100.00%	48	3.3640	2.545644
								Totals	40	934,744,481.95	100.00%	48	3.3640	2.545644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	40	934,744,481.95	100.00%	48	3.3640	2.545644	Interest Only	33	843,715,770.88	90.26%	49	3.3255	2.616863
83 months to 105 months		0	0.00	0.00%	0	0.0000	0.000000	332 months or less	7	91,028,711.07	9.74%	46	3.7206	1.885536
	106 months or more	0	0.00	0.00%	0	0.0000	0.000000	333 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	934,744,481.95	100.00%	48	3.3640	2.545644	Totals	40	934,744,481.95	100.00%	48	3.3640	2.545644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	39	922,244,481.95	98.66%	48	3.3661	2.545720			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	12,500,000.00	1.34%	55	3.2100	2.540000
	Totals	40	934,744,481.95	100.00%	48	3.3640	2.545644
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
A-1-C3	10224322	1	OF	Burlingame	CA	Actual/360	3.017%	103,912.00	0.00	0.00	07/06/30	01/06/33	--	40,000,000.00	40,000,000.00	08/06/26
A-2-C2	10224327	1				Actual/360	3.017%	62,347.20	0.00	0.00	07/06/30	01/06/33	--	24,000,000.00	24,000,000.00	08/06/26
A-3-C2	10224333	1				Actual/360	3.017%	57,151.60	0.00	0.00	07/06/30	01/06/33	--	22,000,000.00	22,000,000.00	08/06/26
A-3-C4	10224335	1				Actual/360	3.017%	25,978.00	0.00	0.00	07/06/30	01/06/33	--	10,000,000.00	10,000,000.00	08/06/26
2	10225378	1	IN	Various	Various	Actual/360	2.484%	203,188.64	0.00	0.00	N/A	04/09/28	--	95,000,000.00	95,000,000.00	08/09/26
3	10225379	1	OF	Seattle	WA	Actual/360	3.005%	240,637.04	0.00	0.00	04/06/30	05/06/33	--	93,000,000.00	93,000,000.00	08/06/26
4	10225380	1	IN	Hopewell Junction	NY	Actual/360	3.800%	196,333.33	0.00	0.00	N/A	05/06/31	--	60,000,000.00	60,000,000.00	08/06/26
5	10225381	1	Various Various		Various	Actual/360	3.375%	123,384.96	0.00	0.00	N/A	05/01/31	--	42,455,040.88	42,455,040.88	08/01/26
6	10225382	1	IN	Various	Various	Actual/360	3.530%	128,722.34	0.00	0.00	N/A	05/06/31	--	42,346,743.00	42,346,743.00	08/06/26
7	10225383	1	SS	Various	Various	Actual/360	3.660%	129,218.33	0.00	0.00	N/A	05/06/31	--	41,000,000.00	41,000,000.00	08/06/26
8	10225384	1	OF	Sacramento	CA	Actual/360	3.820%	125,965.90	56,668.87	0.00	N/A	05/06/31	--	38,293,975.44	38,237,306.57	08/06/26
9	10225385	1	OF	Falls Church	VA	Actual/360	3.623%	116,056.77	0.00	0.00	N/A	05/06/31	--	37,200,000.00	37,200,000.00	08/06/26
10	10224615	1	IN	Various	Various	Actual/360	3.772%	103,580.53	0.00	0.00	N/A	05/06/28	--	31,889,467.00	31,889,467.00	08/06/26
11	10225386	1	Various Various		Various	Actual/360	3.330%	78,738.12	53,144.60	0.00	N/A	05/06/28	--	27,458,804.80	27,405,660.20	07/06/26
12	10225387	1	RT	Nanuet	NY	Actual/360	3.278%	76,213.50	0.00	0.00	N/A	05/01/31	--	27,000,000.00	27,000,000.00	08/01/26
13	10225388	1	OF	New Haven	CT	Actual/360	3.330%	71,687.50	0.00	0.00	N/A	05/01/31	--	25,000,000.00	25,000,000.00	08/01/26
14	10225389	1	OF	Yonkers	NY	Actual/360	3.500%	72,484.03	0.00	0.00	N/A	05/06/31	--	24,050,000.00	24,050,000.00	08/06/26
17	10225392	1	LO	Nashville	TN	Actual/360	3.139%	54,060.56	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	08/06/26
18	10225393	1	OF	Palm Beach Gardens	FL	Actual/360	3.126%	48,453.00	0.00	0.00	N/A	06/01/31	--	18,000,000.00	18,000,000.00	08/01/26
19	10225394	1	MU	Carlsbad	CA	Actual/360	3.391%	46,720.44	0.00	0.00	N/A	05/01/31	--	16,000,000.00	16,000,000.00	08/01/26
20	10225395	1	OF	San Diego	CA	Actual/360	3.432%	46,620.38	0.00	0.00	N/A	06/01/31	--	15,775,000.00	15,775,000.00	08/01/26
21	10224698	1	IN	Various	Various	Actual/360	3.605%	47,882.42	0.00	0.00	N/A	05/06/31	--	15,424,520.00	15,424,520.00	08/06/26
22	10225396	1	RT	Miami	FL	Actual/360	3.478%	42,752.83	0.00	0.00	N/A	05/06/31	--	14,275,000.00	14,275,000.00	08/06/26
23	10225397	1	MF	Brooklyn	NY	Actual/360	3.600%	43,710.00	0.00	0.00	N/A	05/06/31	--	14,100,000.00	14,100,000.00	08/06/26
24	10225398	1	MF	Sunnyside	NY	Actual/360	3.700%	43,012.50	0.00	0.00	N/A	05/06/31	--	13,500,000.00	13,500,000.00	08/06/26
25	10225399	1	MF	Various	NY	Actual/360	3.979%	45,227.97	0.00	0.00	N/A	05/06/31	--	13,200,000.00	13,200,000.00	08/06/26
26	10225400	1	98	Kissimmee	FL	Actual/360	4.230%	48,081.00	0.00	0.00	N/A	04/06/31	--	13,200,000.00	13,200,000.00	08/06/26
27	10225401	1	OF	Brooklyn	NY	Actual/360	3.210%	34,552.08	0.00	0.00	N/A	03/06/31	--	12,500,000.00	12,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	10225402	1	OF	New York	NY	Actual/360	3.650%	37,716.67	0.00	0.00	N/A	05/06/31	--	12,000,000.00	12,000,000.00	08/06/26
29	10224474	1	RT	Philadelphia	PA	Actual/360	4.133%	41,212.90	0.00	0.00	05/06/31	07/31/33	--	11,580,000.00	11,580,000.00	08/06/26
30	10225403	1	MF	Sunnyside	NY	Actual/360	3.700%	33,454.17	0.00	0.00	N/A	05/06/31	--	10,500,000.00	10,500,000.00	08/06/26
31	10225404	1	IN	Bend	OR	Actual/360	3.560%	30,655.56	0.00	0.00	N/A	05/06/31	--	10,000,000.00	10,000,000.00	08/06/26
32	10225405	1	MF	Amherst	NY	Actual/360	3.909%	24,167.35	9,829.90	0.00	N/A	05/06/31	--	7,179,663.50	7,169,833.60	07/06/26
33	10225406	1	SS	Various	NM	Actual/360	3.800%	22,905.56	0.00	0.00	N/A	05/06/31	--	7,000,000.00	7,000,000.00	08/06/26
34	10225407	1	SS	Lake Havasu City	AZ	Actual/360	3.880%	21,190.24	9,850.88	0.00	N/A	05/06/31	--	6,342,274.57	6,332,423.69	08/06/26
35	10225408	1	MF	Brooklyn	NY	Actual/360	3.990%	20,615.00	0.00	0.00	N/A	05/06/31	--	6,000,000.00	6,000,000.00	08/06/26
36	10225409	1	OF	Sugar Land	TX	Actual/360	4.353%	20,459.57	9,419.74	0.00	N/A	05/06/31	--	5,458,190.91	5,448,771.17	08/06/26
37	10225410	1	IN	Lebanon	TN	Actual/360	3.570%	17,584.23	0.00	0.00	N/A	05/06/31	--	5,720,000.00	5,720,000.00	08/06/26
38	10225411	1	SS	Saint Marys	GA	Actual/360	3.900%	15,688.89	7,266.02	0.00	N/A	04/06/31	--	4,671,630.90	4,664,364.88	08/06/26
39	10225412	1	SS	Bethlehem	PA	Actual/360	3.870%	5,908.89	2,759.36	0.00	N/A	05/06/31	--	1,773,110.32	1,770,350.96	08/06/26
Totals								2,708,232.00	148,939.37	0.00				934,893,421.32	934,744,481.95
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
A-1-C3	1	49,607,785.33	50,823,262.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
A-2-C2	1	49,607,785.33	50,823,262.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
A-3-C2	1	49,607,785.33	50,823,262.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
A-3-C4	1	49,607,785.33	50,823,262.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	32,674,919.00	32,274,038.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	26,185,179.00	28,585,038.57	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	7,258,484.07	7,326,763.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	3,979,575.23	3,958,698.33	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,243,085.89	4,623,514.45	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,650,657.15	3,020,230.10	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	4,411,275.71	4,289,140.60	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	1,041,354.01	2,403,423.22	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,253,668.75	3,310,768.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,108,912.74	2,968,169.25	07/01/25	06/30/26	--	0.00	0.00	131,823.61	131,823.61	0.00	0.00
12	1	4,579,022.00	5,053,248.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,351,451.00	2,101,917.32	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,578,776.82	2,599,117.43	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	36,487,737.00	32,527,873.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	2,779,945.64	2,415,690.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,716,275.48	380,233.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,655,934.00	1,479,035.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,442,052.96	1,488,512.83	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,852,235.55	947,558.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	791,424.17	1,047,838.12	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,193,109.30	850,701.47	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	1,031,258.25	948,674.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	959,071.00	977,735.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	9,266,887.00	6,735,174.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1	2,017,723.27	1,030,067.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	931,611.47	931,611.53	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	944,856.20	927,925.49	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	843,377.20	749,409.92	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	175,858.81	797,863.14	01/01/25	12/31/25	--	0.00	0.00	33,981.79	33,981.79	0.00	0.00
33	1	867,895.75	444,014.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	744,706.81	735,499.44	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	543,268.06	538,991.85	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	590,603.30	296,528.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	818,607.34	802,595.22	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	674,919.18	668,920.63	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	228,364.69	215,824.67	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		367,305,225.12	363,745,395.02				0.00	0.00	165,805.40	165,805.40	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.364014%	3.345707%	48
07/17/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.364066%	3.345760%	49
06/17/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.364123%	3.345817%	50
05/15/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.364175%	3.345869%	51
04/17/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.367574%	3.349406%	51
03/17/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.367619%	3.349451%	52
02/18/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.367673%	3.349505%	53
01/16/26	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	3.367717%	3.349549%	54
12/17/25	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.367761%	3.349594%	55
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.367808%	3.349641%	56
10/20/25	0	0.00	0	0.00	0	0.00	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.367852%	3.349685%	57
09/17/25	1	12,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.367899%	3.349732%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
11	10225386	07/06/26	0	B	131,823.61	131,823.61	0.00		27,458,804.80
32	10225405	07/06/26	0	B	33,981.79	33,981.79	0.00		7,179,663.50
Totals					165,805.40	165,805.40	0.00		34,638,468.30
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		154,295,127	154,295,127		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		20,000,000	20,000,000		0	0
49 - 60 Months		559,869,355	547,369,355		0	12,500,000
> 60 Months		200,580,000	200,580,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	934,744,482	934,744,482	0	0	0	0
Jul-26	934,893,421	934,893,421	0	0	0	0
Jun-26	935,051,298	935,051,298	0	0	0	0
May-26	935,199,264	935,199,264	0	0	0	0
Apr-26	957,345,692	957,345,692	0	0	0	0
Mar-26	957,482,998	957,482,998	0	0	0	0
Feb-26	957,645,942	945,145,942	0	0	0	12,500,000
Jan-26	957,782,299	945,282,299	0	0	0	12,500,000
Dec-25	957,918,225	945,418,225	0	0	0	12,500,000
Nov-25	958,062,455	958,062,455	0	0	0	0
Oct-25	958,197,497	945,697,497	0	0	0	12,500,000
Sep-25	958,340,874	945,840,874	12,500,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
4	10225380	1 0.00	3.80000%	0.00	3.80000%	9	12/19/24	12/19/24	12/19/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			0.00

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Supplemental Notes
None

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